Short-term Borrowings and Long-term Borrowings - Additional information (Details) $ in Thousands		1 Months Ended										9 Months Ended				12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 $ / shares
Short term borrowings
Repayments of Debt												¥ 149,850,000	$ 21,066	¥ 429,692,000
Proceeds from issuance of debt												2,977,934,000	418,632	400,000,000
Non-current portion	¥ 8,964,211,000	¥ 8,964,211,000						¥ 5,960,899,000				8,964,211,000				¥ 5,960,899,000	$ 1,260,169
Convertible debt matures on May 1, 2028
Short term borrowings
Principal Amount										¥ 862,500,000									$ 862,500
Interest rate (as a percent)								0.25%		0.25%						0.25%			0.25%	0.25%
Proceeds from issuance of debt										¥ 5,533,238,000	$ 844,876
Percentage of discount on share issue price										26.56%	26.56%
Percentage of principal amount redeemed										100.00%	100.00%
Interest expense debt												22,871,000	$ 3,215	13,993,000	$ 2,172
Debt instrument carrying amount	6,123,578,000	6,123,578,000							¥ 5,499,041,000			6,123,578,000		5,499,041,000
Unamortized debt issuance cost	99,452,000	99,452,000						¥ 101,100,000				99,452,000				¥ 101,100,000
Non-current portion	6,024,126,000	6,024,126,000						5,397,941,000				¥ 6,024,126,000				¥ 5,397,941,000
Secured bank loan matures on 15 February 2027
Short term borrowings
Period of LPR considered																5 years
Percentage of difference to LPR																0.40%
Principal Amount							¥ 900,000,000	900,000,000								¥ 900,000,000
Term of borrowings (in years)							5 years					12 months	12 months
Current portion	110,000,000	110,000,000										¥ 110,000,000
Non-current portion	790,000,000	790,000,000						0				790,000,000				0
Minimum current assets to be maintained as a loan covenant	¥ 5,000,000	¥ 5,000,000										¥ 5,000,000
Secured bank loan matures on 15 February 2027 | Minimum
Short term borrowings
Interest rate (as a percent)	3.90%	3.90%										3.90%					3.90%
Secured bank loan matures on 15 February 2027 | Maximum
Short term borrowings
Interest rate (as a percent)	4.05%	4.05%										4.05%					4.05%
Credit guaranteed borrowing matures on June 29, 2024
Short term borrowings
Maximum borrowing capacity | $																		$ 200,000
Amount drew drawn				¥ 709,980,000	$ 100,000
Principal Amount | $																			$ 100,000
Outstanding loan principal, current	¥ 7,100,000	¥ 7,100,000										¥ 7,100,000
Outstanding loan principal, non-current	702,880,000	702,880,000										¥ 702,880,000
Term of borrowings (in years)												12 months	12 months
Non-current portion	702,880,000	702,880,000						0				¥ 702,880,000				0
Secured bank loan matures on September 28, 2029
Short term borrowings
Interest rate on loan (as a percent)									4.80%
Principal Amount								¥ 600,000,000								¥ 600,000,000
Outstanding loan principal	600,000,000	600,000,000										600,000,000
Outstanding loan principal, current	74,083,000	74,083,000										74,083,000
Outstanding loan principal, non-current	525,917,000	525,917,000										525,917,000
Unused credit limit	409,900,000	409,900,000										¥ 409,900,000
Term of borrowings (in years)												12 months	12 months
Interest rate (as a percent)								4.80%								4.80%			4.80%
Remaining borrowing capacity	409,900,000	409,900,000										¥ 409,900,000
Non-current portion	525,917,000	525,917,000						¥ 562,958,000				525,917,000				¥ 562,958,000
Secured borrowing matures on June 21, 2034
Short term borrowings
Maximum borrowing capacity				¥ 3,000,000,000
Amount drew drawn	311,735,000
Period of LPR considered				5 years	5 years											5 years
Percentage of difference to LPR				0.60%	0.60%											0.60%
Principal Amount								311,735,000								¥ 311,735,000
Non-current portion	¥ 311,735,000	¥ 311,735,000						0				¥ 311,735,000				0
Credit guaranteed borrowing matures on July 26, 2025
Short term borrowings
Principal Amount			¥ 300,000,000					¥ 300,000,000								¥ 300,000,000
Term of borrowings (in years)			3 years									12 months	12 months
Interest rate (as a percent)	3.70%	3.70%						3.70%				3.70%				3.70%	3.70%		3.70%
Current portion	¥ 100,000,000	¥ 100,000,000										¥ 100,000,000
Non-current portion	¥ 200,000,000	200,000,000						¥ 0				200,000,000				¥ 0
Unsecured borrowing matures on March 8, 2024
Short term borrowings
Period of LPR considered	1 year															1 year
Percentage of difference to LPR	0.70%															0.70%
Principal Amount	¥ 260,000,000	¥ 260,000,000						260,000,000				260,000,000				¥ 260,000,000
Term of borrowings (in years)		18 months
Non-current portion	260,000,000	¥ 260,000,000						¥ 0				260,000,000				¥ 0
Secured borrowing matures on March 25, 2025
Short term borrowings
Principal Amount	249,255,000	249,255,000										¥ 249,255,000
Term of borrowings (in years)												12 months	12 months
Interest rate (as a percent)								4.00%								4.00%			4.00%
Repayments of Debt												¥ 49,851,000
Consideration							¥ 299,106,000
Option to repurchase asset transferred in lease							¥ 1.000
Current portion	99,702,000	99,702,000										99,702,000
Non-current portion	149,553,000	149,553,000						¥ 0				¥ 149,553,000				¥ 0
Unsecured borrowing matures on April 19, 2023
Short term borrowings
Maximum borrowing capacity						¥ 500,000,000		¥ 500,000,000								¥ 500,000,000
Period of LPR considered												1 year	1 year			1 year
Percentage of difference to LPR												0.20%	0.20%			0.20%
Principal Amount	137,180,000	137,180,000										¥ 137,180,000
Term of borrowings (in years)						1 year		1 year
Current portion	¥ 137,180,000	¥ 137,180,000										¥ 137,180,000
ADS | Convertible debt matures on May 1, 2028
Short term borrowings
Debt instrument convertible conversion ratio										28.34	28.34
Class A Ordinary Shares | Convertible debt matures on May 1, 2028
Short term borrowings
Debt instrument convertible conversion ratio										14.17	14.17
Share price | $ / shares																					$ 150.00
USD | Convertible debt matures on May 1, 2028
Short term borrowings
Debt instrument convertible conversion ratio										28.34	28.34
RMB | Convertible debt matures on May 1, 2028
Short term borrowings
Principal Amount | $																				$ 1,000
Debt instrument convertible conversion ratio										35.2818	35.2818
RMB | Secured bank loan matures on September 28, 2029
Short term borrowings
Maximum borrowing capacity									¥ 1,009,900,000					¥ 1,009,900,000